UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		02/10/2004
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: 662,331,000
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							      			 	FORM 13F INFORMATION TABLE
							       			VALUE	SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			   	    Title of Class	CUSIP	       (x$1000) PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------------------       ---------------- -------------- ---------	----------     ----

AK Stl Hldg Corp				COM		001547108	1,275 	250,000 	x				 250,000
Allegheny Energy Inc				COM		017361106	26,389 	2,068,100 	x				 2,068,100
Arch Coal Inc.					COM		039380100	4,676 	150,000 	x				 150,000
British Energy PLC				COM		110793403	372 	63,900 		x				 63,900
Cleveland Cliffs Inc				COM		185896107	38,213 	750,000 	x				 750,000
Conseco Inc.					COM NEW		208464883	27,632 	1,267,500 	x				 1,267,500
Consol Energy Inc				COM		20854P109	7,770 	300,000 	x				 300,000
Edison International 				COM		281020107	68,531 	3,125,000 	x				 3,125,000
AHC Feb 50.00 Call Exp. 2/21/04			CALL		023551904	962 	2,467 		x				 2,467
CNX Jan 25.00 Call Exp. 1/17/04			CALL		20854P909	84 	620 		x				 620
Freeport-McMoran Copper & Gold			CL B		35671D857	16,852 	400,000 	x				 400,000
Ispat Intl N V					NY REG SH CL A	464899103	8,360 	942,500 	x				 942,500
Kindred Hlthcare Wts. A $30.00 4/20/06 		WT A EX 042006	494580111	14,569 	695,398 	x				 695,398
Kindred Hlthcare Wts. B $33.33 4/20/06		WT A EX 042006	494580129	22,589 	1,281,996 	x				 1,281,996
Kmart Holding Corp				COM		498780105	13,261 	553,700 	x				 553,700
Massey Energy Corp				COM		576206106	26,000 	1,250,000 	x				 1,250,000
MEE Apr 20.00 Call Exp. 4/17/04			CALL		576206906	88 	420 		x				 420
MEE Jan 20.00 Call Exp. 1/17/04			CALL		576206906	60 	500 		x				 500
Milacron Inc					COM		598709103	799 	191,600 	x				 191,600
NTL Inc.					COM		62940M104	59,494 	852,965 	x				 852,965
NTL Inc. A Wts $262.93 1.1785sh/wt 1/14/08	*W EXP 01/13/20162940M138	2,991 	323,322 	x				 323,322
Peabody Energy Corporation			COM		704549104	12,513 	300,000 	x				 300,000
PG&E Corp 					COM		69331C108	54,985 	1,980,000 	x				 1,980,000
Phelps Dodge Corp				COM		717265102	5,707 	75,000 		x				 75,000
Pope & Talbot Inc				COM		732827100	12,339 	700,700 	x				 700,700
Reliant Resources Inc.				COM		75952B105	18,696 	2,540,230 	x				 2,540,230
United States Steel Corp			COM		912909108	217,124 6,200,000 	x				 6,200,000




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